Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		$ 17,725	$ 18,392	$ 14,424
Other comprehensive income/(loss)		(476)	2,806	209
Balance at the End of the Period		16,929	17,725	18,392
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(26,592)	(29,398)	(29,607)
Other comprehensive income before reclassifications		(3,089)	1,206	(1,581)
Amount reclassified from accumulated other comprehensive income		2,612	1,599	1,791
Other comprehensive income/(loss)		(476)	2,806	209
Balance at the End of the Period		(29,490)	(26,592)	(29,398)
Accumulated Other Comprehensive Income/(Loss) | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative Effect Of Prospective Application Of New Accounting Principle, Net Of Tax	[1]	(2,422)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		35	319	100
Other comprehensive income before reclassifications		(93)	(58)	163
Amount reclassified from accumulated other comprehensive income		337	(226)	56
Other comprehensive income/(loss)		244	(284)	219
Balance at the End of the Period		284	35	319
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative Effect Of Prospective Application Of New Accounting Principle, Net Of Tax		5
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(2,834)	(3,603)	(3,463)
Other comprehensive income before reclassifications		(902)	769	(140)
Amount reclassified from accumulated other comprehensive income			0	0
Other comprehensive income/(loss)		(902)	769	(140)
Balance at the End of the Period		(3,690)	(2,834)	(3,603)
Foreign Currency Translation Adjustments | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative Effect Of Prospective Application Of New Accounting Principle, Net Of Tax		46
Net Change Retirement-Related Benefit Plans
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		(23,796)	(26,116)	(26,248)
Other comprehensive income before reclassifications		(2,092)	495	(1,581)
Amount reclassified from accumulated other comprehensive income		2,276	1,825	1,714
Other comprehensive income/(loss)		184	2,320	132
Balance at the End of the Period		(26,083)	(23,796)	(26,116)
Net Change Retirement-Related Benefit Plans | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative Effect Of Prospective Application Of New Accounting Principle, Net Of Tax		(2,471)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Accumulated Other Comprehensive Income (Loss) (net of tax)
Balance at the Beginning of the Period		3	2	5
Other comprehensive income before reclassifications		(1)	0	(23)
Amount reclassified from accumulated other comprehensive income			1	21
Other comprehensive income/(loss)		(1)	1	(2)
Balance at the End of the Period		0	$ 3	$ 2
Net Unrealized Gains/(Losses) on Available-For-Sale Securities | Accounting Standards Updates 2016-01 (Financial Instruments), 2017-12 (Hedging) and 2018-02 (Stranded Tax Effects)
Accumulated Other Comprehensive Income (Loss) (net of tax)
Cumulative Effect Of Prospective Application Of New Accounting Principle, Net Of Tax		$ (2)

[1]	* Reflects the adoption of FASB guidance. Refer to note B, “Accounting Changes”.